UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Convertible Preferred Stock Preferred Stock
Beginning Balance (in shares) at Dec. 31, 2018						44,686,103
Beginning Balance at Dec. 31, 2018						$ 144,777
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D convertible preferred stock, net of issuance costs of $83 (in shares)						6,950
Issuance of Series D convertible preferred stock, net of issuance costs of $83						$ 50
Ending Balance at Dec. 31, 2019	$ 144,827					$ 144,827
Ending Balance (in shares) at Dec. 31, 2019						44,693,053
Beginning balance (in shares) at Dec. 31, 2018		14,450,476
Beginning balance at Dec. 31, 2018	(58,146)	$ 1	$ 2,367	$ (60,510)	$ (4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants	27		27
Exercise of common stock options (in shares)		333,922
Exercise of common stock options	96		96
Vesting of restricted common stock (in shares)		74,917
Vesting of restricted common stock	12		12
Stock-based compensation expense	1,269		1,269
Other comprehensive income	33				33
Net loss	(9,334)			(9,334)
Ending balance at Dec. 31, 2019	(66,043)	$ 1	3,771	(69,844)	29
Ending balance (in shares) at Dec. 31, 2019		14,859,315
Ending Balance at Mar. 31, 2020						$ 144,827
Ending Balance (in shares) at Mar. 31, 2020						44,693,053
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		123,720
Exercise of common stock options	109		109
Stock-based compensation expense	459		459
Other comprehensive income	(21)				(21)
Net loss	(18,381)			(18,381)
Ending balance at Mar. 31, 2020	(83,877)	$ 1	4,339	(88,225)	8
Ending balance (in shares) at Mar. 31, 2020		14,983,035
Beginning Balance (in shares) at Dec. 31, 2019						44,693,053
Beginning Balance at Dec. 31, 2019	144,827					$ 144,827
Ending Balance at Sep. 30, 2020						$ 144,827
Ending Balance (in shares) at Sep. 30, 2020						44,693,053
Beginning balance (in shares) at Dec. 31, 2019		14,859,315
Beginning balance at Dec. 31, 2019	(66,043)	$ 1	3,771	(69,844)	29
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(49,375)
Ending balance at Sep. 30, 2020	(113,719)	$ 1	5,495	(119,219)	4
Ending balance (in shares) at Sep. 30, 2020		15,123,141
Beginning Balance (in shares) at Dec. 31, 2019						44,693,053
Beginning Balance at Dec. 31, 2019	144,827					$ 144,827
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D convertible preferred stock, net of issuance costs of $83 (in shares)						20,344,538
Issuance of Series D convertible preferred stock, net of issuance costs of $83						$ 127,831
Ending Balance at Dec. 31, 2020	$ 269,422					$ 269,422
Ending Balance (in shares) at Dec. 31, 2020	61,414,002					61,414,002
Beginning balance (in shares) at Dec. 31, 2019		14,859,315
Beginning balance at Dec. 31, 2019	$ (66,043)	$ 1	3,771	(69,844)	29
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of preferred and common shares (in shares)		(4,486,299)				(3,623,589)
Repurchase of preferred and common shares	(21,490)		(5,516)	(15,974)		$ (3,236)
Issuance of warrants	$ 57		57
Exercise of common stock options (in shares)	693,920	693,920
Exercise of common stock options	$ 409		409
Stock-based compensation expense	1,813		1,813
Other comprehensive income	(29)				(29)
Net loss	(97,023)			(97,023)
Ending balance at Dec. 31, 2020	(182,306)	$ 1	534	(182,841)	0
Ending balance (in shares) at Dec. 31, 2020		11,066,936
Beginning Balance (in shares) at Mar. 31, 2020						44,693,053
Beginning Balance at Mar. 31, 2020						$ 144,827
Ending Balance at Jun. 30, 2020						$ 144,827
Ending Balance (in shares) at Jun. 30, 2020						44,693,053
Beginning balance (in shares) at Mar. 31, 2020		14,983,035
Beginning balance at Mar. 31, 2020	(83,877)	$ 1	4,339	(88,225)	8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants	57		57
Exercise of common stock options (in shares)		2,500
Exercise of common stock options	4		4
Stock-based compensation expense	461		461
Other comprehensive income	17				17
Net loss	(11,529)			(11,529)
Ending balance at Jun. 30, 2020	(94,867)	$ 1	4,861	(99,754)	25
Ending balance (in shares) at Jun. 30, 2020		14,985,535
Ending Balance at Sep. 30, 2020						$ 144,827
Ending Balance (in shares) at Sep. 30, 2020						44,693,053
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		137,606
Exercise of common stock options	190		190
Stock-based compensation expense	444		444
Other comprehensive income	(21)				(21)
Net loss	(19,465)			(19,465)
Ending balance at Sep. 30, 2020	(113,719)	$ 1	5,495	(119,219)	4
Ending balance (in shares) at Sep. 30, 2020		15,123,141
Ending Balance at Dec. 31, 2020	$ 269,422					$ 269,422
Ending Balance (in shares) at Dec. 31, 2020	61,414,002					61,414,002
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of preferred and common shares (in shares)		(4,486,299)
Repurchase of preferred and common shares		$ (17,691)
Ending balance at Dec. 31, 2020	$ (182,306)	$ 1	534	(182,841)	0
Ending balance (in shares) at Dec. 31, 2020		11,066,936
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D convertible preferred stock, net of issuance costs of $83 (in shares)						3,058,665
Issuance of Series D convertible preferred stock, net of issuance costs of $83						$ 21,970
Ending Balance at Mar. 31, 2021						$ 291,392
Ending Balance (in shares) at Mar. 31, 2021						64,472,667
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		436,353
Exercise of common stock options	402		402
Stock-based compensation expense	463		463
Net loss	(24,393)			(24,393)
Ending balance at Mar. 31, 2021	$ (205,834)	$ 1	1,399	(207,234)	0
Ending balance (in shares) at Mar. 31, 2021		11,503,289
Beginning Balance (in shares) at Dec. 31, 2020	61,414,002					61,414,002
Beginning Balance at Dec. 31, 2020	$ 269,422					$ 269,422
Ending Balance at Sep. 30, 2021	$ 291,392					$ 291,392
Ending Balance (in shares) at Sep. 30, 2021	64,472,667					64,472,667
Beginning balance (in shares) at Dec. 31, 2020		11,066,936
Beginning balance at Dec. 31, 2020	$ (182,306)	$ 1	534	(182,841)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)	731,585
Net loss	$ (83,892)
Ending balance at Sep. 30, 2021	(263,430)	$ 1	3,302	(266,733)	0
Ending balance (in shares) at Sep. 30, 2021		11,798,521
Beginning Balance (in shares) at Mar. 31, 2021						64,472,667
Beginning Balance at Mar. 31, 2021						$ 291,392
Ending Balance at Jun. 30, 2021						$ 291,392
Ending Balance (in shares) at Jun. 30, 2021						64,472,667
Beginning balance (in shares) at Mar. 31, 2021		11,503,289
Beginning balance at Mar. 31, 2021	(205,834)	$ 1	1,399	(207,234)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		193,698
Exercise of common stock options	267		267
Stock-based compensation expense	572		572
Other comprehensive income	1				1
Net loss	(28,201)			(28,201)
Ending balance at Jun. 30, 2021	(233,195)	$ 1	2,238	(235,435)	1
Ending balance (in shares) at Jun. 30, 2021		11,696,987
Ending Balance at Sep. 30, 2021	$ 291,392					$ 291,392
Ending Balance (in shares) at Sep. 30, 2021	64,472,667					64,472,667
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		101,534
Exercise of common stock options	$ 134		134
Stock-based compensation expense	930		930
Other comprehensive income	(1)				(1)
Net loss	(31,298)			(31,298)
Ending balance at Sep. 30, 2021	$ (263,430)	$ 1	$ 3,302	$ (266,733)	$ 0
Ending balance (in shares) at Sep. 30, 2021		11,798,521